Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Schedule II

VALUATION AND QUALIFYING ACCOUNTS

(In thousands)

Seneca Foods Corporation

	Balance at	Charged	Charged to	Deductions		Balance
	beginning	(credited)	other	(additions)		at end
	of period	to income	accounts	to reserve		of period
Year-ended March 31, 2024:
Allowance for doubtful accounts	$34	$289	$-	$270	(a)	$53
Income tax valuation allowance	$5,007	$(123)	$-	$-		$4,884

Year-ended March 31, 2025:
Allowance for doubtful accounts	$53	$(128)	$-	$(146)	(a)	$71
Income tax valuation allowance	$4,884	$(1,165)	$-	$-		$3,719

Year-ended March 31, 2026:
Allowance for doubtful accounts	$71	$(18)	$-	$-		$53
Income tax valuation allowance	$3,719	$(1,391)	$-	$-		$2,328

(a) Accounts written off, net of recoveries.